Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current And Deferred Tax Relating To Items Recognised Directly In Other Comprehensive Income [Abstract]
Current tax	£ (4)	£ (5)	£ (7)
Deferred tax	(110)	23	138
(Charged)/credited to other comprehensive income	£ (114)	£ 18	£ 131